INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets Net
SCHEDULE OF INTANGIBLE ASSETS

	Timber concession and cutting rights	Others	Total
	USD	USD	USD
Cost:
At January 1, 2022	23,464,332	57,826	23,522,158
Additions	313,517	651	314,168
Exchange difference	-	(251)	(251)
At December 31, 2022 and January 1, 2023	23,777,849	58,226	23,836,075
Additions	2,162,073	-	2,162,073
At December 31, 2023	25,939,922	58,226	25,998,148

Accumulated amortization:
At January 1, 2022	(3,619,497)	(3,491)	(3,622,988)
Charge for the year	(888,181)	(16,134)	(904,315)
Exchange difference	-	(3,315)	(3,315)
At December 31, 2022 and January 1, 2023	(4,507,678)	(22,940)	(4,530,618)
Charge for the year	(943,607)	(7,017)	(950,624)
Exchange difference	-	33	33
At December 31, 2023	(5,451,285)	(29,924)	(5,481,209)

Net book value:
At December 31, 2022	19,270,171	35,286	19,305,457
At December 31, 2023	20,488,637	28,302	20,516,939